Other assets - Non-Readily Marketable Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Equity securities without readily determinable fair value, amount	$ 264	$ 129
Equity securities without readily determinable fair value, upward price adjustment, annual amount	105	21	$ 4
Equity securities without readily determinable fair value, downward price adjustment, annual amount	0	0	(3)
Equity securities without readily determinable fair value, net adjustment, annual amount	105	$ 21	$ 1
Equity securities without readily determinable fair value, upward price adjustment, cumulative amount amount	158
Equity securities without readily determinable fair value, downward price adjustment, cumulative amount	(4)
Equity securities without readily determinable fair value, net price adjustment, cumulative amount	$ 154